UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     National Investment Services, Inc.
Address:  Suite 2350
	  777 East Wisconsin Avenue
	  Milwaukee, Wisconsin  53202

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Larry H. Haslee
Title: Secretary
Phone: (414) 765-1980

Signature, Place and Date of Signing:

/s/  Larry H. Haslee  Milwaukee, WI August 15, 2001
     -----------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:              0

Form 13F Information Table Entry Total:        58

Form 13F Information Table Value Total:   138,074


List of Other Included Managers:

No.		13F File Number		Name
n/a


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A O L TIME WARNER INC.         COM              00184A105     3270    61700 SH       SOLE                    61700
ADVANCED MICRO DEVICES INC.    COM              007903107     2124    73500 SH       SOLE                    60600
ADVENT SOFTWARE INC.           COM              007974108     2489    39200 SH       SOLE                    32300
AIR PRODUCTS & CHEMICALS INC.  COM              009158106     2255    49300 SH       SOLE                    40700
ALLIED WASTE INDUSTRIES INC.   COM              019589308     2202   117900 SH       SOLE                    97200
AMGEN                          COM              031162100     1566    25800 SH       SOLE                    25800
APPLIED MATERIALS INC.         COM              038222105     3584    73000 SH       SOLE                    73000
AUTOMATIC DATA PROCESSING INC. COM              053015103     2893    58200 SH       SOLE                    58200
BED, BATH & BEYOND INC.        COM              075896100     2462    78900 SH       SOLE                    65000
BIOMET INC.                    COM              090613100     1572    32700 SH       SOLE                    27000
C S X CORPORATION              COM              126408103     2341    64600 SH       SOLE                    53400
CALPINE CORPORATION            COM              131347106     2491    65900 SH       SOLE                    65900
CENDANT CORP.                  COM              151313103     2816   144400 SH       SOLE                   119000
CERIDIAN CORP.                 COM              156779100     1095    57100 SH       SOLE                    47100
CHIRON CORPORATION             COM              170040109     2433    47700 SH       SOLE                    39300
CITIGROUP INC.                 COM              172967101     4000    75700 SH       SOLE                    75700
COMCAST CORP. CL. A SPECIAL    COM              200300200     3298    76000 SH       SOLE                    76000
EBAY INC.                      COM              278642103     3198    46700 SH       SOLE                    46700
ELAN CORP. PLC ADR             COM              284131208     3062    50200 SH       SOLE                    50200
EQUIFAX INC.                   COM              294429105     2083    56800 SH       SOLE                    46800
FEDERATED DEPT. STORES INC.    COM              31410H101     1687    39700 SH       SOLE                    32700
FIRST DATA CORPORATION         COM              319963104     3082    47900 SH       SOLE                    47900
FIRST HEALTH GROUP CORPORATION COM              320960107     1920    79600 SH       SOLE                    65600
FISERV INC.                    COM              337738108     2233    34900 SH       SOLE                    28800
FLUOR CORPORATION              COM              343412102     2285    50600 SH       SOLE                    41700
FRANKLIN RESOURCES INC.        COM              354613101      714    15600 SH       SOLE                    12900
GENERAL ELECTRIC COMPANY       COM              369604103     3378    69300 SH       SOLE                    69300
HOME DEPOT                     COM              437076102     3496    75100 SH       SOLE                    75100
HUMAN GENOME SCIENCES INC.     COM              444903108     1717    28500 SH       SOLE                    23500
INTERNATIONAL BUSINESS MACHINE COM              459200101     3458    30600 SH       SOLE                    30600
INTERNATIONAL GAME TECHNOLOGY  COM              459902102     2121    33800 SH       SOLE                    27900
JABIL CIRCUIT INC.             COM              466313103     1793    58100 SH       SOLE                    47900
JOHNSON CONTROLS INC.          COM              478366107     2109    29100 SH       SOLE                    23900
KEANE INCORPORATED             COM              486665102     1892    86000 SH       SOLE                    70900
KING PHARMACEUTICALS INC.      COM              495582108     2021    37600 SH       SOLE                    31000
LEHMAN BROS HLDGS              COM              524908100     1715    22200 SH       SOLE                    22200
LEXMARK INTERNATIONAL GROUP    COM              529771107     2024    30100 SH       SOLE                    24800
LINEAR TECHNOLOGY CORP.        COM              535678106     2680    60600 SH       SOLE                    60600
LIZ CLAIBORNE INC.             COM              539320101     1831    36300 SH       SOLE                    30000
MBNA CORPORATION               COM              55262L100     3597   109000 SH       SOLE                   109000
MICROSOFT CORPORATION          COM              594918104     3606    49400 SH       SOLE                    49400
NORTH FORK BANCORPORATION      COM              659424105     2778    89600 SH       SOLE                    73800
OFFICE DEPOT                   COM              676220106       70     6700 SH       SOLE                     6700
ORION POWER HOLDINGS, INC.     COM              686286105     1712    71900 SH       SOLE                    59200
POLYONE CORPORATION            COM              73179P106       81     7800 SH       SOLE                     7800
QUEST DIAGNOSTICS INC.         COM              74834L100     1220    16300 SH       SOLE                    13400
QWEST COMMUNICATIONS INTL.     COM              749121109     3120    97900 SH       SOLE                    97900
SOUTHTRUST CORPORATION         COM              844730101     2922   112400 SH       SOLE                    92600
STRYKER CORPORATION            COM              863667101     3423    62400 SH       SOLE                    62400
T R W INCORPORATED             COM              872649108     1706    41600 SH       SOLE                    34300
TARGET CORPORATION             COM              87612E106     2934    84800 SH       SOLE                    84800
TENET HEALTHCARE CORPORATION   COM              88033G100     4226    81900 SH       SOLE                    81900
TERADYNE INC.                  COM              880770102      630    18000 SH       SOLE                    14800
UNION PACIFIC CORP.            COM              907818108     2899    52800 SH       SOLE                    52800
UNIVISION COMMUNICATIONS INC.  COM              914906102     1814    42400 SH       SOLE                    34900
WALGREEN COMPANY               COM              931422109     3132    90900 SH       SOLE                    90900
XILINX INC.                    COM              983919101     2932    71100 SH       SOLE                    71100
ZIONS BANCORPORATION           COM              989701107     1882    31900 SH       SOLE                    26400